SHARE CAPITAL - Summary of significant unobservable inputs used, equity (Details) $ / shares in Units, $ in Thousands, $ in Thousands					12 Months Ended
	Nov. 14, 2023 CAD ($)	Nov. 14, 2023 USD ($) $ / shares	Aug. 04, 2023 CAD ($)	Aug. 04, 2023 USD ($) $ / shares	Mar. 31, 2025 CAD ($)	Mar. 31, 2024 CAD ($)
Disclosure of classes of share capital [line items]
Proceeds on exercise of warrants | $					$ 0	$ 56
August 2023 compensation common share warrant
Disclosure of classes of share capital [line items]
Proceeds on exercise of warrants			$ 4,600	$ 3,442
Risk-free interest rate			3.87%	3.87%
Expected annual volatility, based on comparable companies			95.00%	95.00%
Expected life (in years)			5 years	5 years
Expected dividend yield			0.00%	0.00%
Share price (in USD per share)				$ 12.92
Exercise price (in USD per share)				$ 15.2
November 2023 compensation common share warrant
Disclosure of classes of share capital [line items]
Proceeds on exercise of warrants	$ 17,842	$ 12,299
Risk-free interest rate	3.76%	3.76%
Expected annual volatility, based on comparable companies	95.00%	95.00%
Expected life (in years)	5 years 6 months	5 years 6 months
Expected dividend yield	0.00%	0.00%
Share price (in USD per share)		$ 17.48
Exercise price (in USD per share)		$ 19.38